SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 01, 2022 $ / shares shares	Dec. 31, 2022 USD ($) segment reporting_unit $ / shares shares	Dec. 31, 2021 USD ($) shares	Mar. 23, 2022 shares
Number of reporting units | reporting_unit		1
Warrant price (dollars per share) | $ / shares	$ 10	$ 11.5
Contract with customer liability revenue recognized | $		$ 10.5	$ 7.4
Weighted-average shares outstanding, basic (in shares)	82,600,000	85,318,000	82,611,789
Weighted-average shares outstanding, diluted (in shares)	82,600,000	85,318,000	82,612,000
Number of reportable segments | segment		1
Private Placement Warrants
Warrants outstanding (in shares)	8,233,333
Warrant restriction on transfer	30 days
Forward Purchase Warrants
Warrants outstanding (in shares)				1,666,667
Backstop warrants
Warrants outstanding (in shares)				1,445,489
Avista private placement warrants
Warrants outstanding (in shares)	7,666,667			8,233,333